BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Consideration transferred and purchase price allocation

	Well Resources	Tokai Sports	Total
	JPY	JPY	JPY
Cash consideration transferred	120,000,000	101,276,400	221,276,400
Recognized amounts of identifiable assets acquired:
Cash and bank deposits	-	39,236,980	39,236,980
Accounts receivable	-	561,228	561,228
Advance payments	-	286,000	286,000
Prepaid expenses	-	65,835	65,835
Suspense payments and other current assets	-	180,390	180,390
Property and equipment, net	214,526	4,300,949	4,515,475
Telephone subscription rights	-	284,491	284,491
Deposits and guarantees	-	524,240	524,240
Operating lease right-of-use assets	13,610,473	3,327,164	16,937,637
Finance lease right-of-use assets	3,381,666	4,359,094	7,740,760
Intangible assets, net	61,464,000	21,925,000	83,389,000
Deferred tax assets	731,954	407,179	1,139,133
Liabilities assumed:
Accounts payable and accruals	-	(4,312,971)	(4,312,971)
Other current liabilities	-	(1,266,310)	(1,266,310)
Deposits received	-	(1,070,287)	(1,070,287)
Accrued liabilities and other	-	(2,020,960)	(2,020,960)
Accrued liabilities	(2,065,916)	(1,149,250)	(3,215,166)
Operating lease liabilities, current	(7,047,559)	(1,830,672)	(8,878,231)
Finance lease liabilities, current	(1,382,200)	(815,594)	(2,197,794)
Operating lease liabilities, non-current	(6,562,914)	(1,496,492)	(8,059,406)
Finance lease liabilities, non-current	(1,999,466)	(3,543,500)	(5,542,966)
Deferred tax liabilities	(21,776,695)	(7,768,028)	(29,544,723)
Total identifiable net assets acquired	38,567,869	50,184,486	88,752,355
Goodwill recognized	81,432,131	51,091,914	132,524,045